Earnings (Loss) Per Common Share	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share

The Company presents the computation of earnings per share (“EPS”) on a basic and diluted basis. Basic EPS is computed by dividing net income or loss by the weighted average number of shares outstanding during the reported period. Diluted EPS is computed similarly to basic EPS, except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential additional common shares that were dilutive had been issued. Common shares are excluded from the calculation if they are determined to be anti-dilutive. The following table sets forth the weighted average number of common shares outstanding for each period presented

	For the Three Month Period Ended March 31, 2021	For the Three Month Period Ended March 31, 2020	For the Nine Month Period Ended March 31, 2021	For the Nine Month Period Ended March 31, 2020

Weighted average number of common shares outstanding	2,861,607	1,502,773	2,861,376	1,497,567
Effect of dilutive securities	-	-	-	-
Weighted average number of dilutive common shares outstanding	2,861,607	1,502,773	2,861,376	1,497,567

Basic and diluted earnings (loss) per common share

Continuing operations	$(.51)	$(.15)	$(.61)	$(.05)
Discontinued operations	$.01	$(.06)	$(.20)	$(.20)
Consolidated operations	$(.50)	$(.21)	$(.81)	$(.25)

Approximately 259,357 shares and 1,349,850 of the Company’s common stock issuable upon the exercise of options and warrants, respectively, were excluded from the calculation for the three and nine months ended March 31, 2021, because the effect would be anti-dilutive due to the loss for the periods. Approximately, 51,629 shares of the Company’s common stock issuable upon the exercise of the outstanding options were excluded from the calculation for three and nine months ended March 31, 2020 because they were anti-dilutive.

Earnings (loss) per common share data was computed as follows:

	2020	2019

Weighted average common shares outstanding	1,515,103	1,494,112
Effect of dilutive securities	-	18,066

Weighted average dilutive common shares outstanding	1,515,103	1,512,178

Basic and diluted earnings (loss) per common share:
Continuing operations	$(.30)	$.49
Discontinued operations	$(.16)	$(.06)
Consolidated operations	$(.46)	$.43

Approximately 54,513 and 1,349,850 shares of the Company's common stock issuable upon the exercise of stock options and warrants, respectively, were excluded from the calculation because the effect would be anti-dilutive due to the loss for the year ended June 30, 2020. Approximately 1,600 shares of the Company's common stock issuable upon the exercise of outstanding options were excluded from the calculation of diluted earnings per share for the year ended June 30, 2019, because they were anti-dilutive.